FORM 13F

FORM 13F COVER PAGE

"Report for the Quarter ended:     September 30, 2010"

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) :  [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:          Alaska Permanent Capital Management
"Address:        900 West 5th Avenue, Suite 601"
                Anchorage
                Alaska 99501

13F File Number :

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized "to submit it, that all information contained herein is true, correct and" "complete, and that it is understood that all required items, statements," "schedules, lists, tables, are considered integral parts of this form."

Person signing this report on Behalf of Reporting Manager:

Name:      Evan Rose
Title:     President and CEO
Phone:     907-272-7575

"Signature, Place, and Date of Signing:"

"Evan Rose   Anchorage, Alaska November 15, 2010"

Report Type (Check only one) :

[X] 13F HOLDING REPORT.

[  ] 13F NOTICE.

[  ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:   None


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT 0F 1934.

Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:     18

"Form 13F Information Table Value Total:     $ 193,219 (thousands)



List of Other Included Managers:              NONE





 FORM 13F INFORMATION TABLE
NAME	TITLE
OF	OF		 VALUE 		INVESTMENT 		VOTING AUTHORITY
ISSUER	CLASS	CUSIP	 (X$1000) 	SHARES	DISCRETION	OTHER MANAGERS	SOLE	SHARED	NONE
iSHARES S&P 100 INDEX FUND	COM	464287101	 8,841 	171672 	 SOLE 	 N/A 	171672
ISHARES BARCLAYS TIPS BOND	COM	464287176	 1,320 	12101 	 SOLE 	 N/A 	12101
ISHARES S&P 500 INDEX FUND	COM	464287200	 1,934 	16895 	 SOLE 	 N/A 	16895
ISHARES MSCI EAFE INDEX FUND 	COM	464287465	 10,197 185679 	 SOLE 	 N/A 	185679
ISHARES S&P MIDCAP 400	COM	464287507	 23,350 291584 	 SOLE 	 N/A 	291584
ISHARES RUSSELL 3000 INDEX	COM	464287689	 4,616 	68435 	 SOLE 	 N/A 	68435
ISHARES S&P SMALLCAP 600	COM	464287804	 8,164 	138158 	 SOLE 	 N/A 	138158
SCHWAB US BROAD MARKET ETF	COM	808524102	 309 	11287 	 SOLE 	 N/A 	11287
VANGUARD TOT BOND MKT ETF	COM	921937835	 25,396 307238 	 SOLE 	 N/A 	307238
VANGUARD EUROPE PACIFIC ETF	COM	921943858	 32,790 949892 	 SOLE 	 N/A 	949892
Vanguard FTSE ALL-WORLD EX-U	COM	922042775	 516 	11368 	 SOLE 	 N/A 	11368
VANGUARD EMERGING MARKET ETF	COM	922042858	 17,303 380631 	 SOLE 	 N/A 	380631
VANGUARD REIT ETF		COM	922908553	 22,257 427370 	 SOLE 	 N/A 	427370
VANGUARD TOTAL STOCK MKT ETF	COM	922908769	 748 	12823 	 SOLE 	 N/A 	12823
IPATH DOW JONES-AIG COMMODITY	COM	06738C778	 2,766 	65420 	 SOLE 	 N/A 	65420
SPDR S&P 500 ETF TRUST	COM	78462F103	 28,903 253242 	 SOLE 	 N/A 	253242
SPDR BARCLAYS CAPITAL INTL D	COM	78464A516	 3,225 	53785 	 SOLE 	 N/A 	53785
SPDR S&P MIDCAP 400 ETF TRUST 	COM	78467Y107	 582 	4000 	 SOLE 	 N/A 	4000